Convertible Preferred Stock and Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Summary of Key Terms of Outstanding Common Stock Warrants

The key terms of the outstanding common stock warrants are summarized in the following table:

	Warrants Outstanding December 31, 2018	Warrants Outstanding September 30, 2019	Exercise Price	Expiration
Related party common stock warrants	141,778	—	$2.196	May 2025
Common stock warrants issued in connection with the 2018 Loan and Security Agreement	34,440	—	$4.026	February 2028

Total common stock warrants	176,218	—

Convertible preferred stock consists of the following:

	December 31, 2017
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share amounts)
Series A	19,280,722	1,580,387	$4,226	$4,473
Series A-1	52,589,632	4,127,463	13,637	12,780
Series B	65,000,000	5,309,617	39,877	40,000
Series C	79,209,457	6,492,578	79,729	80,000

	216,079,811	17,510,045	$137,469	$137,253

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share amounts)
Series A	19,280,722	1,580,387	$4,226	$4,473
Series A-1	51,874,893	4,197,138	14,054	12,996
Series B	64,777,331	5,309,617	39,877	40,000
Series C	79,209,457	6,492,578	79,729	80,000
Series D	13,956,584	1,090,608	14,920	15,000

	229,098,987	18,670,328	$152,806	$152,469